Organization and Principal Activities - Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Organization And Principal Activities [Line Items]
Date of incorporation	Jul. 12, 2004
Place of incorporation	China Rapid Finance Limited (the “Company”), formerly known as China Risk Finance LLC, was formed in Delaware, United States of America (the “USA”)
China Risk Finance LL (China) Co., Ltd. (“CRF China”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jul. 15, 2005
Place of incorporation	Shanghai, the PRC
CRF Wealth Management Co., Ltd. (“Wealth management”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Feb. 05, 2013
Place of incorporation	Shenzhen, the PRC
Shanghai Shouhang Business Management Co., Ltd. (“Shanghai Shouhang”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jul. 11, 2002
Place of incorporation	Shanghai, the PRC
Capital Financial Co., Ltd. (“Beijing Shouhang”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 04, 2005
Place of incorporation	Beijing, the PRC
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	May 08, 2012
Place of incorporation	Qinghai, the PRC
Qianhai Shuliang (Shenzhen) Technology Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Dec. 08, 2016
Place of incorporation	Shenzhen, the PRC